Debt Facilities - Summary of Senior Notes Redemption Price Percentage (Detail) - Senior Notes	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
5.375% Senior Notes due 2022 | Debt Instrument Redemption Period 2018
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		104.031%
5.375% Senior Notes due 2022 | Debt Instrument Redemption Period 2019
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		102.688%
5.375% Senior Notes due 2022 | Debt Instrument Redemption Period 2020
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		101.344%
5.375% Senior Notes due 2022 | Debt Instrument Redemption Period 2021 and thereafter
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		100.00%
5.750% Senior Notes due 2025 | Debt Instrument Redemption Period 2020
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		102.875%
5.750% Senior Notes due 2025 | Debt Instrument Redemption Period 2021
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		101.917%
5.750% Senior Notes due 2025 | Debt Instrument Redemption Period 2022
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		100.958%
5.750% Senior Notes due 2025 | Debt Instrument Redemption Period 2023 and thereafter
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		100.00%
5.875% Senior Notes Due 2026
Debt Instrument, Redemption [Line Items]
Redemption price, percentage	100.00%
5.875% Senior Notes Due 2026 | Debt Instrument Redemption Period 2021
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		102.938%
5.875% Senior Notes Due 2026 | Debt Instrument Redemption Period 2022
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		101.958%
5.875% Senior Notes Due 2026 | Debt Instrument Redemption Period 2023
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		100.979%
5.875% Senior Notes Due 2026 | Debt Instrument Redemption Period 2024 and thereafter
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		100.00%
4.875% Senior Notes due 2020 | Debt Instrument Redemption Period 2017
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		102.438%
4.875% Senior Notes due 2020 | Debt Instrument Redemption Period 2018
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		101.219%
4.875% Senior Notes due 2020 | Debt Instrument Redemption Period 2019 and thereafter
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		100.00%
5.375% Senior Notes due 2023 | Debt Instrument Redemption Period 2018
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		102.688%
5.375% Senior Notes due 2023 | Debt Instrument Redemption Period 2019
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		101.792%
5.375% Senior Notes due 2023 | Debt Instrument Redemption Period 2020
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		100.896%
5.375% Senior Notes due 2023 | Debt Instrument Redemption Period 2021 and thereafter
Debt Instrument, Redemption [Line Items]
Redemption price, percentage		100.00%